Shareholders' equity - Recapitalization Narrative (Details) $ in Thousands	8 Months Ended
	Dec. 02, 2016 CAD ($) shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares	Mar. 21, 2017	Mar. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)		108,391,625	106,397,037
Basis of common shares for every share (shares)	10,000,000
Redemption of Class A senior preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0				53,144,000
Value of issued capital | $	$ 53,144
Redemption of Class A junior preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0				3,426,892
Value of issued capital | $	$ 4,063
Class B
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0				3
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	(30,000,000)
Stock split, conversion ratio			0.0000001
Return of capital on Class A common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	100,000,000		0		7
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	30,000,000
Stock split, conversion ratio			0.0000001	1
Return of capital paid | $	$ 698
Class D preferred
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0				0
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	63,576,003
Class D preferred
Disclosure of classes of share capital [line items]
Value of issued capital | $	$ 63,576
Retained Earnings (Deficit) | Redemption of Class A junior preferred shares
Disclosure of classes of share capital [line items]
Excess redemption price paid over stated capital amount | $	336
Retained Earnings (Deficit) | Class D preferred
Disclosure of classes of share capital [line items]
Excess redemption price paid over stated capital amount | $	6,636
Contributed surplus | Class D preferred
Disclosure of classes of share capital [line items]
Excess redemption price paid over stated capital amount | $	$ 56,940